Other Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Accrued Liabilities and Other Liabilities

Note 9. Other Accrued Liabilities and Other Liabilities

Other accrued liabilities (current) and other liabilities, net (non-current) consist of the following (in millions):

	As of December 31,
	2014	2013
Current:
Taxes payable - current	$79.2	$5.2
Accrued compensation and benefits	39.4	30.9
Interest payable	36.3	16.9
Restructuring and other provisions	29.5	15.3
Deferred income - current	19.8	15.7
Closed property reserve	15.2	11.5
Preferred shares dividend payable	13.8	—
Other	102.4	59.5

Other accrued liabilities	$335.6	$155.0

Non-current:
Unfavorable leases	$428.5	$116.6
Accrued pension	62.9	37.4
Taxes payable - noncurrent	50.3	31.6
Lease liability - noncurrent	35.2	38.6
Share-based compensation liability	34.9	—
Deferred income - noncurrent	18.9	13.2
Derivatives liabilities - noncurrent	25.6	25.9
Other	51.5	54.6

Other liabilities, net	$707.8	$317.9